Gold stream obligation - Schedule of Changes in Gold stream Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gold delivered	$ (2,058)
Current portion of gold stream obligation	(237,308)	$ (1,606)
Noncurrent portion of gold stream obligation	258,231	159,525
Level 3 | Gold stream obligation
Disclosure of detailed information about financial instruments [line items]
Beginning balance	166,425	139,600
Change in fair value	118,364	26,825
Ending balance	282,731	$ 166,425
Current portion of gold stream obligation	(24,500)
Noncurrent portion of gold stream obligation	$ 258,231